Combined Statements of Operations and Comprehensive Income - $ / shares		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net income per share attributable to ordinary shareholders, Basic	[1]	$ 0.06	$ 0.07	$ 0.02
Net income per share attributable to ordinary shareholders, Diluted	[1]	$ 0.06	$ 0.07	$ 0.02
Weighted average number of ordinary shares used in computing net income per share, Basic	[1],[2]	18,119,452	16,100,000	16,100,000
Weighted average number of ordinary shares used in computing net income per share, Diluted	[1],[2]	18,119,452	16,100,000	16,100,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 14).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).